United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  March 31, 2012

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

70:
						Toth Financial Advisory Corporation
                                                              FORM 13F
                                                           March 31, 2013

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    y                001055102     3958 76089.14 SH       Sole                                   76089.14
Abbott Laboratories            y                002824100     2472 69987.00 SH       Sole                                   69987.00
Abbvie Inc                     y                              2649 64948.68 SH       Sole                                   64948.68
Altria Group, Inc.             y                02209s103      282  8195.00 SH       Sole                                    8195.00
American Airlines              y                                41 10000.00 SH       Sole                                   10000.00
Apple Computer, Inc.           y                037833100      285   643.60 SH       Sole                                     643.60
Aqua America Inc.              y                               760 24169.00 SH       Sole                                   24169.00
BB & T Corporation             y                054937107      468 14912.00 SH       Sole                                   14912.00
Bank America Corporation       y                060505104      737 60483.04 SH       Sole                                   60483.04
Baxter International Inc.      y                071813109      458  6305.00 SH       Sole                                    6305.00
Becton, Dickinson and Company  y                075887109      472  4937.00 SH       Sole                                    4937.00
Brown-Forman Corporation       y                               579  8114.00 SH       Sole                                    8114.00
CVS Corporation DEL            y                126650100     4986 90670.50 SH       Sole                                   90670.50
Caterpillar Inc.               y                149123101      256  2941.00 SH       Sole                                    2941.00
Celgene Corporation            y                151020104      604  5215.00 SH       Sole                                    5215.00
Chevron Corporation            y                166764100      202  1700.00 SH       Sole                                    1700.00
China Networks International   y                G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      y                171340102     1897 29345.00 SH       Sole                                   29345.00
Cisco Systems, Inc.            y                17275r102     3198 153066.61SH       Sole                                  153066.61
Clorox Company                 y                189054109     2973 33585.00 SH       Sole                                   33585.00
Coca Cola Co                   y                191216100     2921 72226.00 SH       Sole                                   72226.00
Colgate-Palmolive              y                194162103     4348 36842.00 SH       Sole                                   36842.00
Disney Co. Walt HLDG Co.       y                254687106      208  3660.00 SH       Sole                                    3660.00
Eagle Bancorp, Inc MD          y                               888 40558.00 SH       Sole                                   40558.00
Eastman Chemical Co.           y                277432100      349  5000.00 SH       Sole                                    5000.00
Ecolab Inc.                    y                              2467 30771.00 SH       Sole                                   30771.00
Equifax Inc.                   y                294429105     1800 31249.57 SH       Sole                                   31249.57
Exxon-Mobil Corporation        y                30231G102      774  8590.00 SH       Sole                                    8590.00
Fiserv, Inc.                   y                337738108     3170 36077.00 SH       Sole                                   36077.00
Flextronics International LTD  y                y2573f102      588 87006.00 SH       Sole                                   87006.00
General Electric Company       y                369604103     4932 213336.00SH       Sole                                  213336.00
General Mills, Inc.            y                370334104     1461 29637.00 SH       Sole                                   29637.00
H.J. Heinz Company             y                423074103      878 12153.00 SH       Sole                                   12153.00
HSN Inc                        y                               410  7475.00 SH       Sole                                    7475.00
Home Depot, Inc.               y                437076102      294  4210.00 SH       Sole                                    4210.00
Hormel Foods Corporation       y                440452100      922 22305.00 SH       Sole                                   22305.00
Intel Corporation              y                458140100      248 11365.00 SH       Sole                                   11365.00
International Business Machine y                459200101     4756 22295.84 SH       Sole                                   22295.84
J.M. Smuckers Company New      y                832696405      614  6190.00 SH       Sole                                    6190.00
Jabil Circut, Inc.             y                466313103      621 33617.00 SH       Sole                                   33617.00
Johnson & Johnson              y                478160104     4864 59658.32 SH       Sole                                   59658.32
Kellogg                        y                487836108      817 12679.00 SH       Sole                                   12679.00
Kimberly-Clark Corporation     y                494368103     1825 18631.00 SH       Sole                                   18631.00
Mako Surgical Corporation      y                560879108      396 35520.00 SH       Sole                                   35520.00
Manitowoc Company, Inc.        y                563571108     1949 94820.00 SH       Sole                                   94820.00
McCormick & Co., Inc.          y                579780206      787 10706.00 SH       Sole                                   10706.00
McDonalds Corporation          y                580135101     1519 15241.01 SH       Sole                                   15241.01
Medtronic, Inc.                y                585055106     3659 77908.78 SH       Sole                                   77908.78
Microsoft Corporation          y                594918104     1565 54717.09 SH       Sole                                   54717.09
Mondelez International, Inc.   y                              1539 50277.00 SH       Sole                                   50277.00
Oracle Corporation             y                68389x105      759 23475.65 SH       Sole                                   23475.65
Patterson Companies            y                703395103     2128 55939.00 SH       Sole                                   55939.00
Pepsico, Inc.                  y                713448108     3118 39414.18 SH       Sole                                   39414.18
Perkinelmer, Inc.              y                714046109      348 10355.00 SH       Sole                                   10355.00
Phillip Morris International   y                718172109      794  8559.00 SH       Sole                                    8559.00
Procter & Gamble               y                742718109     3337 43308.00 SH       Sole                                   43308.00
Quest Diagnostic, Inc.         y                74834l100     1141 20211.00 SH       Sole                                   20211.00
Snap On, Inc.                  y                833034101      609  7360.00 SH       Sole                                    7360.00
SodaStream International Ltd.  y                               373  7520.00 SH       Sole                                    7520.00
Stryker Corporation            y                863667101     4107 62959.26 SH       Sole                                   62959.26
Sysco Corporation              y                871829107     2071 58887.00 SH       Sole                                   58887.00
Wal-Mart Stores                y                931142103     3781 50531.00 SH       Sole                                   50531.00
Walgreen Co.                   y                931422109     4641 97345.19 SH       Sole                                   97345.19
WashingtonFirst Bankshares Inc y                               273 23535.00 SH       Sole                                   23535.00
Zogenix Inc                    y                                31 17000.00 SH       Sole                                   17000.00
Consumer Discretionary (SPDR)  y                81369y407     4206 79349.74 SH       Sole                                   79349.74
Consumer Staples (SPDR)        y                81369Y308     1599 40195.00 SH       Sole                                   40195.00
DJ Internet (First Trust)      y                               994 23050.00 SH       Sole                                   23050.00
DJ Transportation (iShares)    y                464287192     3408 30619.21 SH       Sole                                   30619.21
DJ US Telecom (iShares)        y                              1998 82204.00 SH       Sole                                   82204.00
Dow Industrials                y                               473  5385.00 SH       Sole                                    5385.00
Emerging Markets (Vanguard)    y                922042858      785 18293.33 SH       Sole                                   18293.33
Financial (SPDR)               y                81369y605     2550 140035.99SH       Sole                                  140035.99
Financials                     y                74347R743     1634 19360.00 SH       Sole                                   19360.00
Global Infrastructure (Index)  y                454090101      411 11070.00 SH       Sole                                   11070.00
Healthcare (SPDR)              y                81369Y209     2405 52265.00 SH       Sole                                   52265.00
Industrials                    y                74347R727      441  6507.00 SH       Sole                                    6507.00
Industrials (SPDR)             y                81369y704     3117 74641.54 SH       Sole                                   74641.54
KBW Insurance (SPDR)           y                78464a789     1127 21715.00 SH       Sole                                   21715.00
MSCI Mexico Investable Mkt (iS y                               588  7887.00 SH       Sole                                    7887.00
Materials (SPDR)               y                81369y100     1386 35378.00 SH       Sole                                   35378.00
Mid-Cap (Vanguard)             y                922908629     1623 17469.00 SH       Sole                                   17469.00
Nasdaq Biotechnology (iShares) y                464287556     3364 21033.00 SH       Sole                                   21033.00
Preferred Stocks (PowerShares) y                              1864 125235.76SH       Sole                                  125235.76
QQQ                            y                74347r206     2316 37732.05 SH       Sole                                   37732.05
REIT (Vanguard)                y                922908553     3529 50036.00 SH       Sole                                   50036.00
Real Estate                    y                74347R677     1304 16145.00 SH       Sole                                   16145.00
Retail (SPDR)                  y                              2704 38408.20 SH       Sole                                   38408.20
Russell Microcap (iShares)     y                464288869     2397 40855.00 SH       Sole                                   40855.00
S&P 500 (ProShares Ultra)      y                74347r107     2549 34922.31 SH       Sole                                   34922.31
S&P GSSI Semiconductor (iShare y                464287523      201  3388.00 SH       Sole                                    3388.00
S&P Homebuilders (SPDR)        y                78464a888     3519 117078.19SH       Sole                                  117078.19
Technology                     y                74347R693      992 13166.00 SH       Sole                                   13166.00
Technology (SPDR)              y                81369y803     2975 98281.00 SH       Sole                                   98281.00
Utilities (SPDR)               y                81369Y886     2389 61093.09 SH       Sole                                   61093.09
Vanguard Dividend Appreciation y                               163  2480.00 SH       Sole                                    2480.00
Water Resources (PowerShares)  y                73935x575      965 41985.32 SH       Sole                                   41985.32
20+ Year Treasury (ProShares U                  74347R297      702  10681.0 SH       Sole                                    10681.0
American Century Equity Income                  025076100      149 17644.620SH       Sole                                  17644.620
American Century Global Alloca                                  70 6461.579 SH       Sole                                   6461.579
American Century Real Estate F                                 373 14912.514SH       Sole                                  14912.514
American Funds EuroPacific GR                   298706409      947 22477.429SH       Sole                                  22477.429
Forester Discovery                                             675 50674.717SH       Sole                                  50674.717
Growth Fund of America - Class                  399874882     1075 29062.577SH       Sole                                  29062.577
Matthews Asia Dividend Fund                     577125107     2584 166484.323SH      Sole                                 166484.323
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      392 16517.195SH       Sole                                  16517.195
RS Global Natural Resources Fu                  74972H705      296 7710.482 SH       Sole                                   7710.482
Vanguard Wellesley Income                       921938106      442 17744.938SH       Sole                                  17744.938
Janus Aspen Balanced Portfolio                  000000000     2411 173205.1600SH     Sole                                173205.1600
Janus Aspen Series Flexible Bo                  000000000      169 11448.8690SH      Sole                                 11448.8690
Pimco VIT High Yield Portfolio                  000000000      258 13770.7190SH      Sole                                 13770.7190
Seligman Global Technology                      000000000       86 10616.4793SH      Sole                                 10616.4793
Seligman Global Technology                                     357 34438.8030SH      Sole                                 34438.8030
Fidelity VIP Equity Income                      000000000       40 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       78 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                117 DATA RECORDS              177524            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



